ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts:
Balance at beginning of year	¥ (2,993)	¥ (3,535)
Addition	(7,857)	(3,220)
Written off	4,603	3,762
Balance at end of year	¥ (6,247)	¥ (2,993)